Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended March 31,
	2025	2024
Numerator:
Net loss attributable to Linkage Global Inc	$(3,087,359)	$(1,405,766)

Denominator:
Weighted average number of ordinary shares*	3,415,533	2,084,890

Net loss per ordinary share
- Basic and diluted	$(0.90)	$(0.67)

*	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of September 30,
	2024	2023	2022
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$(439,336)	$(652,728)	1,066,375

Denominator:
Weighted average number of ordinary shares	21,175,342	20,000,000	20,000,000

Net (loss)/income per ordinary share
- Basic and diluted	(0.02)	(0.03)	0.05